Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues		$ 87,351	$ 159,658
Cost of sales	[1]	78,836	142,584
Gross profit		8,515	17,074
Operating expenses:
Selling, general and administrative expenses	[2]	11,537	21,056
Total operating expenses		11,537	21,056
Operating loss from continuing operations		(3,022)	(3,982)
Other expense (income):
Interest expense		6,936	6,708
Change in fair value of derivatives and contingent consideration		216	287
Foreign exchange gain		(1,750)	(506)
Total other expense		5,402	6,489
Loss before taxes from continuing operations		(8,424)	(10,471)
Income tax expense		1,099	1,670
Loss from continuing operations		(9,523)	(12,141)
Discontinued operations:
(Loss) profit from discontinued operations (Note 21)		(808)	119
Income tax expense		21	25
(Loss) profit from discontinued operations		(829)	94
Net loss		(10,352)	(12,047)
Net income attributable to noncontrolling interest		531	709
Net loss attributable to the Company		$ (10,883)	$ (12,756)
Loss from continuing operations per ordinary shares outstanding, basic		$ (0.36)	$ (0.45)
Loss from continuing operations per ordinary shares outstanding, diluted		(0.36)	(0.45)
Loss from discontinuing operations per ordinary shares outstanding, basic		(0.03)	0.00
Loss from discontinuing operations per ordinary shares outstanding, diluted		$ (0.03)	$ 0.00
Weighted average number of shares outstanding - basic		26,901,592	26,879,202
Weighted average number of shares outstanding - diluted		26,901,592	26,879,202
Other comprehensive loss net of tax:
Foreign currency translation adjustments		$ 135	$ (985)
Total other comprehensive loss		135	(985)
Comprehensive loss		(10,217)	(13,032)
less: Comprehensive income attributable to non-controlling interest		1,485	518
Comprehensive loss attributable to the Company		$ (11,702)	$ (13,550)

[1]	Primarily includes purchases of inventory, packaging, and other sales costs.
[2]	Primarily includes payroll costs, transportation fees, professional fees, and other selling, general, and